Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — International Opportunity Fund	04/29/2011
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) EAFE Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectus. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia VP - International Opportunity Fund
The average annual total returns table in the “Past Performance” section of the prospectus is hereby replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Columbia VP - International Opportunity Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3	Columbia VP — International Opportunity Fund:	Class 3			13.89%	3.90%	1.91%
Morgan Stanley Capital International (MSCI) EAFE Index (Net)		Morgan Stanley Capital International (MSCI) EAFE Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	7.75%	2.46%	3.50%
MSCI EAFE Index (Gross)		MSCI EAFE Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%
Lipper International Large-Cap Core Funds Index		Lipper International Large-Cap Core Funds Index		(reflects no deduction for taxes)	8.82%	2.33%	3.06%
[1]	On September 30, 2011, the MSCI EAFE Index (Net) replaced the MSCI EAFE Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cfvst1413032_SupplementTextBlock
Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — International Opportunity Fund	04/29/2011
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) EAFE Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectus. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia VP - International Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst1413032_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI EAFE Index (Net) replaced the MSCI EAFE Index (Gross) as the Fund's primary benchmark.
Columbia VP - International Opportunity Fund | Class 3
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — International Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	13.89%
5 years	rr_AverageAnnualReturnYear05	3.90%
10 years	rr_AverageAnnualReturnYear10	1.91%
Columbia VP - International Opportunity Fund | Morgan Stanley Capital International (MSCI) EAFE Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
10 years	rr_AverageAnnualReturnYear10	3.50%
Columbia VP - International Opportunity Fund | MSCI EAFE Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.94%
10 years	rr_AverageAnnualReturnYear10	3.94%
Columbia VP - International Opportunity Fund | Lipper International Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	8.82%
5 years	rr_AverageAnnualReturnYear05	2.33%
10 years	rr_AverageAnnualReturnYear10	3.06%

[1]	On September 30, 2011, the MSCI EAFE Index (Net) replaced the MSCI EAFE Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.